Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended	21 Months Ended	24 Months Ended	25 Months Ended	26 Months Ended	33 Months Ended	36 Months Ended	37 Months Ended	38 Months Ended	45 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	57 Months Ended	60 Months Ended	61 Months Ended	62 Months Ended	69 Months Ended	72 Months Ended	73 Months Ended	74 Months Ended	81 Months Ended	84 Months Ended	85 Months Ended	86 Months Ended	93 Months Ended	96 Months Ended	97 Months Ended	98 Months Ended	105 Months Ended	108 Months Ended	110 Months Ended	117 Months Ended	120 Months Ended
	Jul. 17, 2017	Jun. 27, 2016	Dec. 07, 2015	Aug. 31, 2015	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2016	Aug. 31, 2025	Aug. 31, 2016	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2017	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000011951 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				$ 10,000					$ 11,194				$ 13,476				$ 13,790				$ 13,514				$ 13,846				$ 15,957				$ 12,988				$ 11,877				$ 11,049			$ 15,292
C000011953 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,244				11,608				12,614				11,862				13,020				15,522				12,447				14,398				17,267			19,102
C000011954 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,258				11,499				12,602				11,129				10,877				11,259				10,029				9,672				12,280			12,221
C000011957 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,220				13,246				13,727				13,804				13,903				16,937				14,699				14,993				17,278			20,310
C000011958 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,287				12,499				12,613				12,561				10,948				13,565				11,405				12,185				14,240			20,191
C000011959 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,636				11,651				10,462				9,578				8,323				11,610				9,713				9,871				12,074			15,737
C000011960 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					8,618				11,330				10,392				9,609				8,606				10,778				8,634				11,584				14,215			20,833
C000011962 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					12,092				14,666				14,981				11,973				14,460				20,106				13,795				14,966				16,095			18,192
C000011963 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,809				12,193				11,842				10,846				13,938				19,248				12,842				14,300				18,861			21,194
C000011964 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,724				11,270				11,769				12,836				14,642				18,081				14,783				17,137				20,104			21,400
C000011965 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,502				14,512				15,155				14,409				18,638				27,918				22,345				23,947				31,814			35,754
C000011967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,820				12,599				12,429				11,958				11,716				14,991				11,278				13,101				14,861			17,519
C000011968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					13,822				16,867				13,852				18,197				13,532				17,098				16,063				17,909				18,528			19,459
C000011969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,773				12,054				12,730				12,801				13,354				17,682				16,278				17,161				20,494			25,178
C000011970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,128				13,777				13,600				12,937				14,725				17,628				13,621				13,790				15,656			18,426
C000011971 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,813				12,456				13,386				13,032				13,097				17,579				14,169				18,536				20,251			22,307
C000011972 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,747				12,157				12,384				11,738				12,396				16,327				11,758				15,297				18,054			21,625
C000011973 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,181				12,179				12,364				10,996				12,753				15,215				9,886				12,977				15,574			20,283
C000050065 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,161				14,304				14,137				14,186				16,992				18,196				13,460				13,049				14,127			17,138
C000050066 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,817				14,349				13,339				11,176				8,077				9,281				9,645				10,579				10,291			12,901
C000050068 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,987				13,426				15,111				15,418				11,938				14,284				12,988				13,100				12,084			11,598
C000052897 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,083				12,876				12,827				11,481				12,707				18,092				15,017				16,967				19,412			21,308
C000052898 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,910				13,399				14,349				13,140				13,891				16,311				12,772				14,480				16,312			19,453
C000061365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					9,977				9,900				11,871				11,224				12,182				15,542				14,550				12,261				15,156			21,689
C000100212 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,748				11,942				12,503				12,323				12,455				14,577				12,728				12,935				14,772			15,906
C000100213 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,476				12,596				13,800				15,179				15,503				18,081				16,415				17,235				20,565			22,097
C000106873 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,314				14,121				14,434				13,349				16,328				19,285				14,894				14,883				17,150			20,186
C000108746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,705				12,449				14,125				14,211				16,632				21,611				18,353				21,272				26,537			30,698
C000109983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					22,211				19,267				14,282				18,551				30,185				25,148				15,707				17,813				22,919			40,421
C000109985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					19,117				18,295				13,316				22,388				32,959				25,669				17,860				22,524				32,686			55,102
C000109986 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,355				11,756				12,872				12,115				13,134				18,540				20,473				19,305				18,295			20,448
C000109987 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,931				11,178				14,137				11,513				8,184				11,163				17,256				19,315				20,712			21,165
C000109988 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,452				15,734				15,718				13,807				15,601				26,330				22,988				26,427				26,744			28,961
C000119708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,199				13,826				13,754				13,077				14,903				18,282				14,370				14,819				16,968			19,888
C000141922 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					10,784				12,893				13,250				12,890				14,887				17,263				14,221				14,639				16,852			20,058
C000147985 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value				10,000					11,562				13,727				14,327				17,713				17,487				23,795				37				37				359			2,262
C000154544 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value			$ 10,000				$ 11,116					$ 13,984				$ 13,893				$ 12,898				$ 14,468				$ 17,935				$ 14,922				$ 14,967				$ 17,979			$ 20,946
C000170244 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value		$ 10,000				$ 11,209					$ 13,871				$ 13,770				$ 13,391				$ 15,414				$ 18,851				$ 14,123				$ 14,379				$ 16,192			$ 19,576
C000186806 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fund NAV
Accumulated Value	$ 10,000				$ 10,183					$ 10,040				$ 9,596				$ 9,871				$ 13,687				$ 11,063				$ 11,693				$ 14,154				$ 15,225
MSCI ACWI ex USA Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI ex USA Index (Net)
Accumulated Value				10,000					10,292				12,235				12,624				12,212				13,227				16,516				13,292				14,873				17,582			20,293
MSCI Emerging Markets Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (Net)
Accumulated Value	10,000	10,000		10,000					11,183				13,926				13,832				13,228				15,145				18,343				14,344				14,523				16,712			19,520
MSCI All Country World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI All Country World Index (Net)
Accumulated Value				10,000					10,724				12,560				13,993				13,954				16,260				20,916				17,594				20,048				24,748			28,656
S And P Emerging Broad Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P Emerging Broad Market Index (Net)
Accumulated Value			10,000				11,385					14,118				13,934				13,712				15,435				18,725				15,165				15,457				17,964			20,978
MSCI Hong Kong 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Hong Kong 25/50 Index (Spliced)
Accumulated Value				10,000					11,242				13,601				13,980				13,781				14,195				16,453				13,499				12,385				11,637			15,992
MSCI Japan Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Japan Index (Net)
Accumulated Value				10,000					10,285				11,694				12,752				12,036				13,259				15,905				12,890				14,862				17,788			20,089
MSCI Malaysia Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Malaysia Index
Accumulated Value				10,000					11,283				11,566				12,719				11,273				11,062				11,452				10,281				9,939				12,681			12,641
MSCI Pacific ex Japan Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Pacific ex Japan Index (Net)
Accumulated Value				10,000					11,267				13,352				13,893				14,030				14,196				17,417				15,256				15,551				17,994			21,182
MSCI Singapore 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Singapore 25/50 Index (Spliced)
Accumulated Value				10,000					10,318				12,595				12,780				12,791				11,202				13,995				11,818				12,677				14,877			21,191
MSCI South Africa 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI South Africa 25/50 Index (Spliced)
Accumulated Value				10,000					9,697				11,799				10,660				9,798				8,558				12,004				10,132				10,202				12,623			16,351
MSCI Spain 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Spain 25/50 Index (Net)
Accumulated Value				10,000					8,658				11,435				10,519				9,749				8,771				10,964				8,861				11,912				14,677			21,554
MSCI Korea 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Korea 25/50 Index (Net)
Accumulated Value				10,000					12,107				14,766				15,152				12,143				14,713				20,609				14,283				15,453				16,635			18,993
MSCI Sweden 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Sweden 25/50 Index (Spliced)
Accumulated Value				10,000					9,739				12,038				11,659				10,623				13,636				18,714				12,490				13,779				18,133			20,282
MSCI Switzerland 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Switzerland 25/50 Index (Net)
Accumulated Value				10,000					9,734				11,305				11,832				12,933				14,750				18,249				14,987				17,372				20,291			21,661
MSCI Taiwan 25 50 Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Taiwan 25/50 Index (Spliced)
Accumulated Value				10,000					11,609				14,758				15,487				14,793				19,207				29,114				23,556				25,228				33,505			38,186
MSCI Belgium IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Belgium IMI 25/50 Index (Net)
Accumulated Value				10,000					10,831				12,610				12,435				11,948				11,720				14,352				10,796				12,342				13,964			16,415
MSCI Brazil 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Brazil 25/50 Index (Net)
Accumulated Value				10,000					13,919				17,114				14,125				18,710				14,034				18,018				16,988				18,988				19,718			20,927
MSCI Canada Custom Capped Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Canada Custom Capped Index (Spliced)
Accumulated Value				10,000					10,788				12,092				12,796				12,878				13,444				17,796				16,485				17,333				20,766			25,569
MSCI France Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI France Index (Net)
Accumulated Value				10,000					9,807				12,434				13,354				12,987				13,078				17,514				13,929				18,085				19,665			21,593
MSCI EMU Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EMU Index (Net)
Accumulated Value				10,000					9,749				12,177				12,415				11,776				12,462				16,291				11,742				15,242				17,921			21,479
MSCI Germany Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Germany Index (Net)
Accumulated Value				10,000					10,194				12,221				12,419				11,068				12,862				15,386				10,008				13,148				15,760			20,585
MSCI BIC Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI BIC Index (Net)
Accumulated Value				10,000					11,238				14,481				14,404				14,483				17,410				18,927				14,102				13,641				15,158			17,948
MSCI Chile IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Chile IMI 25/50 Index (Net)
Accumulated Value				10,000					10,848				14,404				13,339				11,218				8,122				9,349				9,708				10,511				10,251			12,956
MSCI Thailand IMI 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Thailand IMI 25/50 Index (Net)
Accumulated Value				10,000					12,047				13,520				15,256				15,616				12,134				14,551				13,281				13,386				12,340			11,845
MSCI Emerging Markets Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Small Cap Index (Net)
Accumulated Value				10,000					11,118				12,936				12,823				11,491				12,733				18,304				15,307				17,304				20,108			22,133
MSCI Japan Small Cap Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Japan Small Cap Index (Net)
Accumulated Value				10,000					10,902				13,426				14,441				13,266				14,051				16,590				13,114				14,803				16,671			20,161
MSCI Israel Capped Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Israel Capped Investable Market Index (Net)
Accumulated Value				10,000					10,040				9,961				12,005				11,422				12,453				15,989				15,114				12,705				15,725			22,730
MSCI Emerging Markets Minimum Volatility USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Minimum Volatility (USD) Index (Net)
Accumulated Value				10,000					10,779				12,013				12,614				12,457				12,608				14,920				13,107				13,338				15,419			16,547
MSCI ACWI Minimum Volatility USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Minimum Volatility (USD) Index (Net)
Accumulated Value				10,000					11,451				12,535				13,712				15,043				15,326				17,877				16,248				16,996				20,233			21,684
MSCI EM Asia Custom Capped Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI EM Asia Custom Capped Index (Spliced)
Accumulated Value				10,000					11,360				14,257				14,640				13,566				16,673				19,960				15,582				15,536				18,173			21,264
MSCI World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI World Index (Net)
Accumulated Value				10,000					10,668				12,395				14,019				14,056				16,415				21,301				18,090				20,913				26,023			30,103
MSCI ACWI Select Silver Miners Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Silver Miners Investable Market Index (Net)
Accumulated Value				10,000					22,361				19,355				14,336				18,601				30,200				25,188				15,782				17,897				22,968			40,657
MSCI ACWI Select Gold Miners Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Gold Miners Investable Market Index (Net)
Accumulated Value				10,000					19,074				18,385				13,409				22,609				33,360				25,980				18,108				22,804				32,931			55,450
MSCI ACWI Select Agriculture Producers Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Agriculture Producers Investable Market Index (Net)
Accumulated Value				10,000					10,359				11,783				12,870				12,124				13,148				18,630				20,637				19,416				18,407			20,546
MSCI ACWI Select Energy Producers Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Energy Producers Investable Market Index (Net)
Accumulated Value				10,000					10,932				11,136				14,012				11,383				8,068				10,975				16,963				18,898				20,214			20,456
MSCI ACWI Select Metals And Mining Producers ex Gold and Silver Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI ACWI Select Metals & Mining Producers ex Gold and Silver Investable Market Index (Net)
Accumulated Value				10,000					10,483				15,751				15,838				13,942				15,776				26,873				23,525				27,009				27,399			29,694
MSCI Emerging Markets Investable Market Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Investable Market Index (Net)
Accumulated Value				10,000					11,173				13,789				13,697				13,004				14,836				18,318				14,445				14,848				17,107			19,814
MSCI Emerging Markets 100 Hedged to USD Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets 100% Hedged to USD Index (Net)
Accumulated Value				10,000					10,831				12,940				13,395				12,996				15,133				17,758				$ 14,717				$ 15,109				$ 17,589			$ 20,653
MSCI Russia 25 50 Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Russia 25/50 Index (Net)
Accumulated Value				$ 10,000					$ 11,701				$ 13,928				$ 14,680				$ 18,204				$ 18,059				$ 24,670
STOXX Emerging Markets Equity Factor Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								STOXX Emerging Markets Equity Factor Index (Spliced)
Accumulated Value			$ 10,000				$ 11,119					$ 14,203				$ 13,899				$ 12,980				$ 14,659				$ 18,438				$ 15,503				$ 15,556				$ 18,889			$ 21,778
MSCI Emerging Markets Extended ESG Focus Index Spliced [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Extended ESG Focus Index (Spliced)
Accumulated Value		$ 10,000				$ 11,263					$ 14,133				$ 13,972				$ 13,615				$ 15,725				$ 19,410				$ 14,636				$ 14,850				$ 16,858			$ 20,183
MSCI Emerging Markets ex China Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets ex China Index (Net)
Accumulated Value	$ 10,000				$ 10,193					$ 10,106				$ 9,707				$ 9,942				$ 13,984				$ 11,394				$ 12,018				$ 14,734				$ 15,792